FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
FAIR VALUE MEASUREMENTS
Change in fair value of short term investments	¥ (3,000)	$ (499)		¥ (22,289)	¥ 1,125
Change in fair value of equity securities	20,000			131,000	50,000
Unrealized gain/loss on the available-for-sale securities	39,000			(10,000)	19,000
Change in fair value of other financial liabilities	10,175			0	0
Total consideration	59,054			2,706,444
Asset Impairment Charges	1,059,000
Subscribed trust units
FAIR VALUE MEASUREMENTS
Change in fair value of warrant liability	(145,000)			35,000	0
Total consideration	64,000			2,706,000
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Derivative, notional amount						$ 605,000	€ 215	$ 940,000	€ 330
Loss/ gain on derivative			€ 134	(115,000)	(389,000)
Foreign exchange option
FAIR VALUE MEASUREMENTS
Derivative, notional amount	350,000			0		600,000		180,000
Derivative sold, notional amount	¥ 120,000			0		$ 50,000		$ 160,000
Remaining maturity of foreign currency derivative	12 months	12 months	12 months
Loss/ gain on derivative	¥ 38,000			1,000	74,000
Convertible senior notes payable
FAIR VALUE MEASUREMENTS
Loss/ gain on derivative	0			323,000	31,000
Commodity Contract
FAIR VALUE MEASUREMENTS
Loss/ gain on derivative	¥ 64,000			¥ 26,000	¥ 35,000